Note 9 - Long-term Investments (Tables)	12 Months Ended
Nov. 30, 2025
Statement Line Items [Line Items]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [text block]
		As at November 30,				As at November 30,
		2024				2025
	Number of shares(1)	Fair value ($)	Additions ($)	Disposals ($)	Unrealized Gains (FVTOCI) ($)	Fair Value ($)
Investment in GRC	21,533,125	38,906	-	-	93,185	132,091
Investment in NevGold(2)	19,073,350	-	5,982	(875)	11,105	16,212
		38,906	5,982	(875)	104,290	148,303
		As at November 30,			As at November 30,
		2023			2024
	Number of shares(3)	Fair value ($)	Additions ($)	Unrealized Losses (FVTOCI) ($)	Fair Value ($)
Investment in GRC	21,533,125	45,052	190	(6,336)	38,906